Share-based compensation - Changes Stock Options (Details) - 12 months ended Dec. 31, 2022	€ / shares shares	$ / shares € / shares shares	$ / shares shares
EUR-denominated Option Awards | Euro Member Countries, Euro
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	57,923	57,923
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(10,016)	(10,016)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	(300)	(300)
Number of options, Outstanding, ending (in shares)	47,607	47,607
Number of options, Exercisable (in shares)	47,607	47,607	47,607
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | € / shares	€ 73.87
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | € / shares	55.49
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | € / shares	40.03
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | € / shares	77.95
Weighted average exercise price per ordinary share (in usd/eur per share) | € / shares	€ 77.95	€ 77.95
US-denominated Option Awards | US dollar
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	35,251	35,251
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(3,113)	(3,113)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	0	0
Number of options, Outstanding, ending (in shares)	32,138	32,138
Number of options, Exercisable (in shares)	32,138	32,138	32,138
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | $ / shares		€ 90.36
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | $ / shares		64.73
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | $ / shares		€ 92.84
Weighted average exercise price per ordinary share (in usd/eur per share) | $ / shares			$ 92.84